SEGMENT INFORMATION - Segments Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue
Total Segments Adjusted EBITDA	$ 857	$ 931	$ 1,711	$ 1,792
Depreciation	(328)	(386)	(674)	(776)
Amortization	(130)	(146)	(256)	(268)
Impairment (loss) / reversal	(7)	(8)	(10)	(5)
Gain / (loss) on disposal of non-current assets	(20)	(2)	(37)	(9)
Gain / (loss) on sale of subsidiaries	20		20
Finance costs	(206)	(232)	(423)	(447)
Finance income	12	24	31	46
Other non-operating losses, net	(16)	(116)	(25)	(152)
Share of loss of joint ventures and associates		(10)		(22)
Impairment of joint ventures and associates		(110)		(110)
Net foreign exchange gain	(11)	(53)	1	62
Profit /(loss) before tax	$ 171	$ (108)	$ 338	$ 111